Parent Entity Information - Schedule of Information Relating to Parent Entity (Details) - Parent [member] - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement of financial position
Current assets	$ 11,308,185	$ 1,621,990	$ 412,440
TOTAL ASSETS	85,638,159	3,765,187	4,430,207
Current and total liabilities	1,470,169	790,621	288,871
Net Assets	84,167,990	2,974,566
Issued capital	124,880,846	37,325,655	33,346,081
Other contributed equity	2,661,900
Retained losses	(88,862,393)	(36,316,391)	(30,236,324)
Reserves	45,487,637	1,965,302
Share based payments reserve		2,838,206	1,789,100
Total Equity	84,167,990	2,974,566
Statement of profit or loss and other comprehensive income
Loss for the year	53,523,301	6,080,067	16,990,288
Total Comprehensive loss for the year attributable to owners of the parent	$ 53,523,301	$ 6,080,067	$ 16,990,288